GOING CONCERN UNCERTAINTY	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
GOING CONCERN UNCERTAINTY
GOING CONCERN UNCERTAINTY

Note 3 – GOING CONCERN UNCERTAINTY

The accompanying consolidated financial statements have been prepared assuming that the company will continue as a going concern and be acquired in late December 2016, as described below.  Lpath utilized cash in operations of $5.3 million during the nine-months ended September 30, 2016 and $11.9 million during the year ended December 31, 2015.  These conditions raise substantial doubt about the company’s ability to continue as a going concern. Management’s plans with regard to these matters are discussed below.  The accompanying condensed consolidated financial statements include impairment adjustments that result from the anticipated completion of the merger described below.  Refer also to Note 1 – Pending Merger and Note 4 – Impairment Loss.

In May 2015, the Lpath board of directors commenced a process of evaluating Lpath’s strategic alternatives to maximize stockholder value. To assist with this process, the Lpath board of directors engaged a financial advisory firm to help explore Lpath’s available strategic alternatives, including possible mergers and business combinations, a sale of part or all of Lpath’s assets, collaboration and licensing arrangements and/or equity and debt financings.  On September 8, 2016, Lpath and Apollo entered into the Merger Agreement pursuant to which a wholly-owned subsidiary of Lpath will merge with and into Apollo, with Apollo surviving as a wholly-owned subsidiary of Lpath.  Apollo and Lpath believe that the merger will result in a medical device company focused on the development and global distribution of less invasive products used in the treatment of obesity and other gastrointestinal disorders.  Although Lpath has entered into the Merger Agreement and intends to consummate the merger, there is no assurance that Lpath will be able to successfully consummate the merger on a timely basis, or at all.

Lpath has incurred significant net losses since its inception.  As of September 30, 2016, Lpath had cash and cash equivalents totaling $3.3 million. To conserve Lpath’s cash resources, Lpath has reduced its headcount and ceased its research and product development activities and all other operations except for those activities necessary to complete the merger with Apollo.  As a result of these actions, Lpath believes that its current resources should be sufficient to fund its operations through December 2016.  If Lpath is unable to successfully complete the merger, sell shares of its common stock through its ATM Sales Agreement, or secure additional capital prior to the end of December 2016 , Lpath will not have sufficient funds to continue to support its operations and may be required to cease its operations altogether.  In addition, even if Lpath completes the merger prior to the end of December 2016, certain contingent payments related to the merger, including severance and change of control payments payable to its existing and former executive officers, will become due and payable, which will result in Lpath’s debt exceeding its net cash at the consummation of the merger by an amount less than $250,000 based on its current estimates.  Pursuant to the terms of the Merger Agreement, if Lpath’s debt exceeds its net cash as of the closing of the merger, the ownership percentage of Lpath’s stockholders, option holders and warrant holders in the combined organization immediately following the consummation of the merger will be reduced from 4.2% to 4.1%.  Furthermore, under the terms of the Merger Agreement, if Lpath’s debt exceeds its net cash by more than $250,000 as of the closing date of the merger, Lpath will not be in compliance with one of the conditions necessary to require Apollo to consummate the merger, and as a result, Apollo may decide not complete the merger.  Notwithstanding the foregoing, Lpath’s operating costs and its costs and expenses related to the merger may exceed its current estimates.

Note 2 – GOING CONCERN UNCERTAINTY

The accompanying consolidated financial statements have been prepared assuming that the company will continue as a going concern. Lpath utilized cash in operations of $11.9 and $15.2 million during the years ended December 31, 2015 and 2014, respectively.  These conditions raise substantial doubt about the company’s ability to continue as a going concern. Management’s plans with regard to these matters are discussed below. The accompanying consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

As of December 31, 2015, the company had cash and cash equivalents totaling $8.9 million. We may also receive limited additional funding from future awards of NIH grants.  As they are currently planned, however, we do not believe that our existing cash resources will be sufficient to meet our operating plan for the full 12 month period after the date of this filing.  Accordingly, the report from our independent registered public accounting firm accompanying the financial statements included in this Annual Report on Form 10-K contains an emphasis of a matter regarding our ability to continue as a going concern. To help extend our operating window, we have reduced our headcount and limited our research and product development activities.  Based on our current plans and available resources, we believe we can maintain our current operations through the end of the third quarter of 2016.  We estimate that the costs to wind-down our operations in an orderly manner will cost approximately $2.5 million.   As a result, we need to secure significant additional capital to continue to fund our operations and our drug discovery and development projects beyond the third quarter of 2016.   Moreover, our expenses may exceed our current plans and expectations, which would require us to secure additional capital or wind-down our operations sooner than anticipated.

Our Board of Directors has engaged a financial advisory firm to explore our available strategic alternatives, including possible mergers and business combinations, a sale of part or all of our assets, collaboration and licensing arrangements and/or equity and debt financings.  This strategic process is both active and ongoing, and includes a range of interactions with potential transaction counterparties.  We believe it is in our stockholders’ best interests at this time to continue to pursue one or more of these transactions, or other strategic alternatives we may identify in the near term.  Although we are actively pursuing our strategic alternatives, there is no assurance that we will be able to successfully negotiate and consummate a transaction on a timely basis, or at all.  Further, our expenses may exceed our current plans and expectations, which could require us to complete a transaction or wind-down our operations sooner than anticipated.  Additionally, any transaction we consummate may offer limited value for our existing drug candidates and proprietary technology and may not enhance stockholder value or provide the expected benefits.   If we are unable to successfully complete a strategic transaction or otherwise secure additional capital on a timely basis and on terms that are acceptable to our stockholders, we may be required to cease our operations altogether.